Document and Entity Information	12 Months Ended
Feb. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	SCHWAB CAPITAL TRUST
Central Index Key	0000904333
Amendment Flag	false
Document Creation Date	Jun 22, 2012
Document Effective Date	Jun 22, 2012
Prospectus Date	Feb 28, 2012

SCHWAB CAPITAL TRUST

(the “Trust”)

Schwab Equity Index Funds

Schwab International Index Fund

(the “fund”)

Supplement dated June 22, 2012 to the

Statutory Prospectus dated February 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

On page 16 of the Schwab International Index Fund Statutory Prospectus, the second sentence of the footnote beneath the “Average annual total return” bar chart is deleted in its entirety and replaced with the following:

“Effective December 20, 2011, the fund changed its primary benchmark index to the MSCI EAFE Index from the Schwab International Index in connection with a change to the fund’s investment strategy that requires the fund to invest 80% of its net assets in stocks that are included in the MSCI EAFE Index.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Supplement [Text Block]	sct1_SupplementTextBlock

SCHWAB CAPITAL TRUST

(the “Trust”)

Schwab Equity Index Funds

Schwab International Index Fund

(the “fund”)

Supplement dated June 22, 2012 to the

Statutory Prospectus dated February 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

On page 16 of the Schwab International Index Fund Statutory Prospectus, the second sentence of the footnote beneath the “Average annual total return” bar chart is deleted in its entirety and replaced with the following:

“Effective December 20, 2011, the fund changed its primary benchmark index to the MSCI EAFE Index from the Schwab International Index in connection with a change to the fund’s investment strategy that requires the fund to invest 80% of its net assets in stocks that are included in the MSCI EAFE Index.”

Schwab International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct1_SupplementTextBlock

SCHWAB CAPITAL TRUST

(the “Trust”)

Schwab Equity Index Funds

Schwab International Index Fund

(the “fund”)

Supplement dated June 22, 2012 to the

Statutory Prospectus dated February 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

On page 16 of the Schwab International Index Fund Statutory Prospectus, the second sentence of the footnote beneath the “Average annual total return” bar chart is deleted in its entirety and replaced with the following:

“Effective December 20, 2011, the fund changed its primary benchmark index to the MSCI EAFE Index from the Schwab International Index in connection with a change to the fund’s investment strategy that requires the fund to invest 80% of its net assets in stocks that are included in the MSCI EAFE Index.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 22, 2012